Principal Accounting Policies - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2019
Computers
Property and Equipment
Estimated Useful Lives	3 years
Equipment, furniture and motor vehicles
Property and Equipment
Estimated Useful Lives	5 years